Stock-Based Compensation Expense - Summary Of Stock Option Activity (Parenthetical) (Detail) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation	$ 78.7	$ 4.4	$ 28.8
2017 Amended Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award early exercise of stock options	0	2,600
2017 Amended Equity Incentive Plan [Member] | Board Members [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award number of options fully vested during the period	4,200
2017 Amended Equity Incentive Plan [Member] | Board Members [Member] | General and Administrative Expense [Member] | Bird Rides [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation		$ 0.7